LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Summary of leases

($ thousands)	December 31, 2022	December 31, 2021
Assets
Operating right-of-use assets	$20,556	$26,118

Liabilities
Current operating lease liabilities	$13,664	$10,618
Non-current operating lease liabilities	9,262	18,265
Total lease liabilities	$22,926	$28,883

Weighted average remaining lease term (years)
Operating leases	2.4	3.3

Weighted average discount rate
Operating leases	3.7%	3.4%

($ thousands)	2022	2021
Operating lease cost	$12,409	$11,378
Variable lease cost	3,847	633
Short-term lease cost	7,163	3,469
Sublease income	(1,091)	(1,083)
Total	$22,328	$14,397

($ thousands)	2022	2021
Cash amounts paid to settle lease liabilities:
Operating cash flow used for operating leases	$10,552	$11,571
Right-of-use assets obtained/(terminated) in exchange for lease liabilities:
Operating leases	$5,651	$10,030

Summary of maturity of leases

($ thousands)	Operating Leases
2023	$14,278
2024	6,475
2025	1,099
2026	966
2027	988
After 2027	165
Total lease payments	$23,971
Less imputed interest	(1,045)
Total discounted lease payments	$22,926
Current portion of lease liabilities	$13,664
Non-current portion of lease liabilities	$9,262